Transactions with Related Parties - Receivables and payables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Transactions with related parties
Current receivables	$ 814,427	$ 1,078,327
Current payables	$ 644,251	$ 714,450
Average interest rates bearing from account balances	9.60%	9.90%
UHI, including Univision
Transactions with related parties
Current receivables	$ 748,844	$ 954,754
Current payables	594,254	614,388
Receivables from related parties	748,844	954,754
OCEN
Transactions with related parties
Current receivables	3,968	35,590
Editorial Clio
Transactions with related parties
Current receivables	2,933	6,399
Other
Transactions with related parties
Current receivables	58,682	81,584
Current payables	24,550	29,875
Univision Holdings Inc including Univision and entity controlled by chairman of Board Of Directors
Transactions with related parties
Provision recognized	594,254	614,388
AT&T
Transactions with related parties
Current payables	25,447	70,187
Affiliates and other related parties
Transactions with related parties
Deposits and advances from affiliates and other related parties	$ 144,672	$ 123,672
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC") | Subsidiaries
Transactions with related parties
Annual payment in lease agreement			$ 41,400
Basis points			1.22%
Annual interest rate			6.00%